Business transactions (Narrative) (Details) bbl in Millions												1 Months Ended				3 Months Ended	12 Months Ended
	Dec. 09, 2025 USD ($)	Oct. 16, 2025 USD ($)	Sep. 25, 2025 USD ($)	Jul. 31, 2025 USD ($) bbl	Mar. 27, 2025 USD ($)	Dec. 30, 2024	Nov. 29, 2024	May 13, 2024 item	Jan. 18, 2024 USD ($) installment	Dec. 20, 2023 USD ($)	Oct. 27, 2023 USD ($)	Dec. 31, 2025 USD ($)	Jan. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	May 31, 2024 USD ($)	Jun. 30, 2025	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Mar. 14, 2025 USD ($)
Disclosure of detailed information about business combination [line items]
Fixed consideration receivable				$ 6,910,000
Total Consideration Receivable				7,775,000
Proceeds from disposal of non-current assets or disposal groups classified as held for sale and discontinued operations	$ 4,155,000
Outstanding amount	$ 1,555,000
Impairment loss																	$ 30,989,000	$ 0	$ 13,332,000
Payment of adjustments for working capital				865,000
Percentage of working interest agreed to transfer																50.00%
Manati Field (Brazil) [Member]
Disclosure of detailed information about business combination [line items]
Percentage of non-operated working interest					10.00%							10.00%
Total Consideration Receivable					$ 1,000,000
Additional payment of contingent consideration					$ 1,000,000
Proceeds from advance																	500,000
Remaining consideration from disposal of non-operated working interest												$ 500,000					500,000
Llanos 32 Block (Colombia) [Member]
Disclosure of detailed information about business combination [line items]
Total Consideration Receivable																				$ 19,000,000
Adjustment For Working Capital																				$ 3,660,000
Los Parlamentos Block (Argentina)
Disclosure of detailed information about business combination [line items]
Percentage of working interest agreed to transfer											50.00%
Net loss of working interest											$ 2,939,000
Working interest transfer											7,023,000								7,023,000
Foreign exchange (loss) gain											$ 4,084,000
Chile S.p.A And It's Subsidiaries [Member]
Disclosure of detailed information about business combination [line items]
Total Consideration										$ 4,000,000
Advance payments received										$ 450,000
Revenue derived										95.00%
Proceeds from disposal of non-current assets or disposal groups classified as held for sale and discontinued operations									$ 2,792,000
Adjustment For Working Capital									486,000
Outstanding amount									$ 758,000
Monthly equal installments | installment									23
Assets held for sale																			28,419,000
Liabilities associated with assets held for sale																			26,948,000
Impairment loss																			13,332,000
Deferred income tax assets																			2,533,000
Restructuring and other costs																			$ 3,873,000
Proposed Acquisition Of Repsol Exploration And Production Assets
Disclosure of detailed information about business combination [line items]
Security deposits																		$ 20,000,000
Interest on Security Deposit													$ 89,175
Proposed Acquisition Of Repsol Exploration And Production Assets | Repsol Colombia O&G Limited
Disclosure of detailed information about business combination [line items]
Ownership percentage							100.00%
Proposed Acquisition Of Repsol Exploration And Production Assets | Repsol Colombia O&G Limited | Ecopetrol
Disclosure of detailed information about business combination [line items]
Ownership percentage						100.00%
Proposed Acquisition Of Repsol Exploration And Production Assets | SierraCol Energy Arauca LLC [Member]
Disclosure of detailed information about business combination [line items]
Ownership percentage						25.00%	25.00%
Argentina's Vaca Muerta Formation
Disclosure of detailed information about business combination [line items]
Percentage of working interests acquired			100.00%
Maximum period of exploratory commitments			35 years
Consideration paid			$ 115,000,000
Security deposit			$ 22,700,000
Consideration transferred		$ 92,300,000
Acquisition transaction cost																	192,000
Acquired business contributed revenue																	5,783,000
Net profit from acquired business																	10,000
Argentina's Vaca Muerta Formation | Scenario, Acquisition on January 1, 2025 [Member]
Disclosure of detailed information about business combination [line items]
Acquired business contributed revenue																	528,166,000
Net profit from acquired business																	52,165,000
Argentina's Vaca Muerta Formation | Gas y Petrleo del Neuqun S.A
Disclosure of detailed information about business combination [line items]
Capital Expenditure Incurred Percentage			100.00%
Argentina's Vaca Muerta Formation | Puesto Silva Oeste Blocks, Neuguen Province
Disclosure of detailed information about business combination [line items]
Percentage of Working Interests Held			95.00%
Argentina's Vaca Muerta Formation | Puesto Silva Oeste Blocks, Neuguen Province | Gas y Petrleo del Neuqun S.A
Disclosure of detailed information about business combination [line items]
Percentage of working interest agreed to transfer			5.00%
Unconsummated Transaction in Argentina ("Vaca Muerta")
Disclosure of detailed information about business combination [line items]
Number of adjacent unconventional blocks | item								4
Advance payment for acquisition of working interests															$ 49,096,000
Upfront consideration advance payments														$ 4,988,000	38,000,000
Advance payment for acquisition of midstream capacity															$ 11,096,000
Perico Block (Ecuador) [Member] | Achieving cumulative gross production of 2 million barrels as from January 1, 2025
Disclosure of detailed information about business combination [line items]
Contingent consideration				$ 750,000
Cumulative gross production of barrels | bbl				2
Espejo and Perico Blocks [Member]
Disclosure of detailed information about business combination [line items]
Impairment loss																	$ 30,989,000
CPO-9 Block in Meta Department | Proposed Acquisition Of Repsol Exploration And Production Assets
Disclosure of detailed information about business combination [line items]
Working interests percentage						45.00%	45.00%
CPO-9 Block in Meta Department | Proposed Acquisition Of Repsol Exploration And Production Assets | Ecopetrol
Disclosure of detailed information about business combination [line items]
Percentage of Working Interests Held							55.00%